Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Period End Date		dei_DocumentPeriodEndDate	Apr. 30, 2015
Registrant Name		dei_EntityRegistrantName	Cambria ETF Trust
CIK		dei_EntityCentralIndexKey	0001529390
Amendment		dei_AmendmentFlag	false
Creation Date		dei_DocumentCreationDate	Aug. 28, 2015
Effective Date		dei_DocumentEffectiveDate	Sep. 01, 2015
Prospectus Date		rr_ProspectusDate	Sep. 01, 2015
Cambria Global Income and Currency Strategies ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	FUND SUMMARY Cambria Global Income and Currency Strategies ETF
Investment objective:		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective		rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation from investments in securities and instruments that provide exposure to the global currency and bond markets, independent of market direction.
Fees and expenses of the fund:		rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.

Annual fund operating expenses, heading		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Expense Exchange Traded Fund Commissions		rr_ExpenseExchangeTradedFundCommissions	You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.
Other Expenses, New Fund, Based on Estimates		rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates		rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Example, heading		rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative		rr_StrategyNarrativeTextBlock

The Fund seeks positive absolute returns by investing in securities and other instruments that provide income and exposures to global currencies. The Fund will primarily seek exposures to currencies of developed and emerging countries that, in Cambria’s opinion, have liquid currency markets, including countries in the G-20 and other countries such as Argentina, Australia, Brazil, Canada, China, members of the European Union, India, Indonesia, Japan, Mexico, New Zealand, Norway, Russia, Saudi Arabia, South Africa, South Korea, Sweden, Switzerland, Turkey, the United Kingdom and the United States.

Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus borrowings for investment purposes) will be exposed to income-producing securities and global currencies through investments in:

• Forward foreign currency contracts that create exposures for the Fund to global currencies;

• Global currencies and ETPs that invest in global currencies and ETFs that provide exposure to global currencies;

•Sovereign and corporate debt securities of any credit quality, duration and maturity, denominated in U.S. dollars or foreign currencies and ETFs that invest in such sovereign debt securities;

• ETPs and ETNs that invest in or provide exposure to global currencies or physical gold;

• Money market instruments or other high-quality debt securities denominated in foreign currencies and ETFs that invest in such instruments; and

• The U.S. dollar, including U.S. dollar-denominated money market instruments and U.S. Treasuries and registered investment companies that invest in such instruments and Treasuries.

Forward Currency Contracts are agreements to buy or sell a specific currency at a future date at a price set at the time of the contract.

ETPs or “exchange-traded products” are exchange-traded equity securities whose value derives from an underlying asset or portfolio of assets, which may correlate to a benchmark, such as a commodity, currency, interest rate or index. ETFs are one type of ETP.

ETFs or “exchange-traded funds” are registered investment companies whose shares are exchange-traded and give investors a proportional interest in the pool of securities and other assets held by the ETF.

ETNs or “exchange-traded notes” are unsecured and unsubordinated debt securities whose value derives, in part, from an underlying asset or benchmark and, in part, from the credit quality of the securities’ issuer.

When making currency-related investments, a “long” exposure to one currency inherently creates a “short” exposure to other currencies, since exposure to a particular currency through a currency-related investment is measured in relation to other currencies. Thus, the Fund may effectively take long and short positions in particular currencies.

Cambria utilizes a quantitative model to select long and short currency exposures for the Fund. The model reviews various characteristics of potential currency investments, such as the interest rate paid by the government backing the currency to issue short- and long-term debt and market sentiment about the currency as reflected in trading activity related to the currency. By considering together the various characteristics of potential currency investments, the model identifies potential long and short currency allocations for the Fund, as well as opportune times to make such allocations. Other screens exclude any foreign issuers whose securities are highly restricted or illegal for U.S. persons to own, including due to the imposition of sanctions by the U.S. Government. Under normal market circumstances, at least 40% of the Fund’s net assets will be exposed, long or short, to foreign securities or currencies.

Cambria’s quantitative model is based on factors that, historically, have been uncorrelated to the debt and equity markets. Accordingly, Cambria uses it to construct the Fund’s portfolio to seek income and grow capital irrespective of the performance of the traditional equity and fixed income markets.

Cambria considers the realization of income and the growth of capital, irrespective of the performance of the traditional equity and fixed income markets, to be a “positive absolute return.” Positive absolute returns may be generated from the income produced by portfolio instruments, including underlying ETPs, plus (or minus) the gains (or losses) resulting from fluctuations in the values of currencies to which the Fund is exposed, relative to the U.S. dollar. Over a complete market cycle, U.S. and non-U.S. dollar-denominated securities in the Fund’s portfolio, and in ETPs in the Fund’s portfolio, are expected to provide the Fund’s primary source of income.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions.

Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective and expects to rebalance to target allocations at least monthly. As a result, the Fund may experience high portfolio turnover.

When using forward foreign currency contracts, fund assets will be primarily invested in a combination of U.S. dollar and non-U.S. dollar denominated money market instruments or other high-quality debt securities, or ETFs that invest in these instruments. The Fund may allocate up to 20% of its exposures to high yield U.S.-dollar denominated and non-U.S.-dollar denominated fixed income instruments (“junk bonds”) and ETFs that invest in these instruments. The Fund may be considered a “fund-of-funds” because at times it may seek to achieve its investment objective by, in part, investing in other ETFs.

Risk, Heading		rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative		rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Counterparty Risk. The Fund may engage in investment transactions or other contracts with third parties (i.e., “counterparties”), including over-the-counter forward foreign currency contracts. The Fund bears the risk that a counterparty to these contracts becomes bankrupt, defaults on its obligations or otherwise fails to honor its obligations. If a counterparty defaults on its payment obligations, the Fund may lose money and the value of an investment in Fund Shares may decrease.

Currency Strategies Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates may affect the U.S. Dollar value of the Fund’s investments, including foreign securities and forward currency contracts.

Derivatives Risk. Derivatives, such as forward currency contracts, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. Securities of emerging market issuers may become illiquid and be subject to volatility and high transaction costs.

Exchange-Traded Funds and Exchange-Traded Products and Investment Companies Risk. The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Exchange-Traded Notes Risk. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to pay. In addition, as with investments in other ETPs, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.

Fixed Income Risk. A decline in an issuer's credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” (or repay) the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. As of the date of this Prospectus, interest rates are at or near historic lows, but may rise substantially and/or rapidly, potentially resulting in significant losses to the Fund.

Foreign Investment Risk. Returns on investments in foreign issuers could be more volatile than, or trail the returns on, investments in U.S. issuers. Investments in or exposures to foreign investments entail special risks, including due to differences in information available about foreign issuers; differences in investor protection standards; capital controls risks, including the risk of a jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. Foreign investments are subject to fluctuations in currency exchange rates and may be subject to foreign withholding and other taxes.

Forward Currency Contracts Risk. Forward currency contracts and other currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as Cambria expects. The Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Cambria’s predictions regarding the movement of foreign currency prove inaccurate. In addition, the use of forward currency contracts subjects the Fund to counterparty risk and leveraging risk, as discussed in this Prospectus. Forward contracts require collateralization, and the commitment of a large portion of the Fund’s assets as collateral could impede portfolio management.

High Yield Securities Risk. High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

International Closed-Market Trading Risk: Because the Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares they could be worth less than what you paid for them.

Leveraging Risk. Certain of Fund’s investments may expose the Fund to leverage, causing the Fund to be more volatile.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Portfolio Turnover Risk. The Fund’s strategy may result in high portfolio turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Precious Metals Risk. The value of investments related to precious metals, such as gold, are generally very volatile, and their prices may be affected by government policy; economic, financial, social and political factors; and inflation. In addition, the Fund may incur higher custody and transaction costs for precious metal-related investments.

Premium-Discount Risk. The Shares may trade above or below their net asset value, or NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. In addition, the quantitative model may be or become flawed, and factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Russia Risk. As a result of events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and entities. Additional broader sanctions may be imposed in the future. These sanctions may result in the decline of the value and liquidity of Russian securities and could also result in the immediate freeze of Russian securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. The Fund may seek to suspend redemptions in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Sovereign Debt Securities Risk. Investments in sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts. These risks increase for lower-rated and high yield debt securities, as discussed in this Prospectus.

May Lose Money		rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Not Insured Depository Institution		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.cambriafunds.com.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance, One Year or Less		rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.cambriafunds.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Cambria Global Income and Currency Strategies ETF | Cambria Global Income and Currency Strategies ETF Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	FXFX
Management Fee:		rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) fees:	[1]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	[2]	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses:	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses:		rr_ExpensesOverAssets	0.79%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 81
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	$ 252
Cambria Shareholder Yield ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	FUND SUMMARY Cambria Shareholder Yield ETF
Investment objective:		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective		rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation with an emphasis on income from investments in the U.S. equity market.
Fees and expenses of the fund:		rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.

Annual fund operating expenses, heading		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2015, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	41.00%
Expense Exchange Traded Fund Commissions		rr_ExpenseExchangeTradedFundCommissions	You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.
Example, heading		rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative		rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities that provide a high “shareholder yield.” Cambria views equity securities as providing a high shareholder yield if they exhibit strong cash flows, as reflected by their payment of dividends to shareholders and their return of capital to shareholders in other forms, such as through net stock buybacks and net debt paydown. Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with better cash flows, stronger growth potential and higher yield characteristics. Considering these measures together, which comprise shareholder yield, may result in a more attractive investment portfolio.

The Fund will invest primarily in equity securities, including the common stock, of U.S. companies, though the Fund may obtain a limited amount of foreign and emerging markets exposure through investments in American Depositary Receipts (“ADRs”). The Fund may invest in securities of companies in any industry. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies.

Cambria utilizes a quantitative model to identify which securities the Fund might purchase and sell and opportune times for purchases and sales. While the Fund will invest in approximately 100 of the top equity securities as determined by their shareholder yield, the quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund and the number of companies that satisfy Cambria’s quantitative measurements at any one time. Filters will be implemented to screen for companies that pass various market capitalization, sector concentration, and liquidity requirements. Other screens exclude any foreign issuers whose securities are highly restricted or illegal for U.S. persons to own, including due to the imposition of sanctions by the U.S. Government. The Fund’s portfolio will be rebalanced to Cambria’s internal target allocations, developed pursuant to Cambria’s quantitative strategy, at least quarterly.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions.

Risk, Heading		rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative		rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may adversely affect the Fund.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. Securities of emerging market issuers may become illiquid and be subject to volatility and high transaction costs.

Equity Investing Risk. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Returns on investments in foreign issuers could be more volatile than, or trail the returns on, investments in U.S. issuers. Investments in or exposures to foreign investments entail special risks, including due to differences in information available about foreign issuers; differences in investor protection standards; capital controls risks, including the risk of a jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. Foreign investments are subject to fluctuations in currency exchange rates and may be subject to foreign withholding and other taxes.

International Closed-Market Trading Risk: Because the Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Premium-Discount Risk. The Shares may trade above or below their net asset value, or NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. In addition, the quantitative model may be or become flawed, and factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Value Strategy Risk. The Fund’s shareholder yield strategy is a value investment strategy that should be expected to underperform in growth markets.

May Lose Money		rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Not Insured Depository Institution		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at www.cambriafunds.com.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.cambriafunds.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future.
Bar Chart, Heading		rr_BarChartHeading	Total Annual Returns for Calendar Year Ended December 31
Bar Chart, Closing		rr_BarChartClosingTextBlock

As of July 31, 2015, the Fund’s year-to-date total return was 1.01%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 6.16%, for the quarter ended 12/31/2014

Worst: -1.02%, for the quarter ended 9/30/2014

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jul. 31, 2015
Year to Date Return		rr_BarChartYearToDateReturn	1.01%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	6.16%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(1.02%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns for the period ending December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Closing		rr_PerformanceTableClosingTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Cambria Shareholder Yield ETF | Cambria Shareholder Yield ETF Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	SYLD
Management Fee:		rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) fees:	[3]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:		rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses:		rr_ExpensesOverAssets	0.59%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 60
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	189
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	329
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 738
2014		rr_AnnualReturn2014	11.09%
1 Year		rr_AverageAnnualReturnYear01	11.09%
Since Inception		rr_AverageAnnualReturnSinceInception	18.51%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 13, 2013
Cambria Shareholder Yield ETF | - Return After Taxes on Distributions | Cambria Shareholder Yield ETF Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	9.29%
Since Inception		rr_AverageAnnualReturnSinceInception	17.04%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 13, 2013
Cambria Shareholder Yield ETF | - Return After Taxes on Distributions and Sale of Fund Shares | Cambria Shareholder Yield ETF Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	6.50%
Since Inception		rr_AverageAnnualReturnSinceInception	13.72%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 13, 2013
Cambria Shareholder Yield ETF | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
Since Inception		rr_AverageAnnualReturnSinceInception	18.28%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 13, 2013
Cambria Foreign Shareholder Yield ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	FUND SUMMARY Cambria Foreign Shareholder Yield ETF
Investment objective:		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective		rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Foreign Shareholder Yield Index (the “Underlying Index”).

Fees and expenses of the fund:		rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.

Annual fund operating expenses, heading		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2015, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	48.00%
Expense Exchange Traded Fund Commissions		rr_ExpenseExchangeTradedFundCommissions	You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.
Example, heading		rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Underlying Index and in depositary receipts representing components of the Underlying Index. The Underlying Index is comprised of equity securities of issuers in developed foreign markets. The Underlying Index considers an issuer to be in a developed foreign market if it is domiciled or listed and traded in any of the following countries: Australia, Belgium, Canada, China, Denmark, Finland, France, Germany, Hong Kong, Japan, Jersey, the Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, and the United Kingdom. The Underlying Index provider will update the list of developed foreign markets annually.

An issuer must have a high ranking across a composite of the following characteristics to be eligible for inclusion in the Underlying Index:

1. Strong cash flows;

2. Payment of dividends to shareholders;

3. Net stock buybacks; and

4. Net debt paydown.

Each of these characteristics will be measured on a one-month to 12-month basis by the Underlying Index methodology, and no single measurement will be dispositive. Pursuant to the methodology of the Underlying Index, the 100 issuers that have exhibited, in the aggregate, the strongest cash flows, the highest dividends paid to shareholders, and net stock buybacks and debt paydown will be included in the Underlying Index. Although securities in the Underlying Index may be denominated in either the U.S. dollar or other currencies and may include securities of companies in any industry and of any market capitalization, the Underlying Index is weighted based only on publicly available data and includes screens to limit its country, sector and industry concentration to seek to ensure its liquidity and investability. Other screens also will exclude as components any foreign issuers whose securities are highly restricted or illegal for U.S. persons to own, including due to the imposition of sanctions by the U.S. Government.

The Fund may invest up to 20% of its net assets in instruments not included in the Underlying Index, but which Cambria Investment Management, L.P. (“Cambria”), the Fund’s investment adviser, believes will help the Fund track the Underlying Index. For example, there may be instances in which Cambria may choose to purchase or sell securities not in the Underlying Index which Cambria believes are appropriate to substitute for one or more such securities.

The Fund employs a “passive management”--or indexing-- investment approach and seeks to track the performance of the Underlying Index. To track the performance of the Underlying Index, the Fund intends to employ a replication strategy, which means that the Fund will typically invest in substantially all of the components of the Underlying Index in approximately the same weights as they appear in the Underlying Index.

The Underlying Index was developed by Cambria Indices, LLC, an affiliate of Cambria, and is calculated by Solactive, AG (formerly known as Structured Solutions, AG), which is not affiliated with the Fund or Cambria. The Underlying Index is rebalanced and reconstituted quarterly. To the extent that the Underlying Index concentrates (i.e.., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

Risk, Heading		rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative		rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular industry or group of industries, the Fund may be susceptible to loss due to adverse occurrences affecting that industry or group of industries. As of July 31, 2015, the Underlying Index had significant exposure to the consumer discretionary, financial services, and industrial sectors.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Financial Services Sector Risk. Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Industrial Sector Risk. Issuers in the industrial sector are affected by supply and demand, both for their specific product or service and for industrial sector products in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates affect the performance of companies in the industrial sector. Issuers in the industrial sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrial sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Returns on investments in foreign issuers could be more volatile than, or trail the returns on, investments in U.S. issuers. Investments in or exposures to foreign investments entail special risks, including due to differences in information available about foreign issuers; differences in investor protection standards; capital controls risks, including the risk of a jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. Foreign investments are subject to fluctuations in currency exchange rates and may be subject to foreign withholding and other taxes.

International Closed-Market Trading Risk: Because the Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Underlying Index. As a result, the Fund expects to hold components of the Underlying Index regardless of their current or projected performance. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. The Shares may trade above or below their net asset value, or NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.

Quantitative Security Selection Risk. The Underlying Index’s use of quantitative techniques to determine whether securities should be included in the Underlying Index can be adversely affected if it relies on erroneous or outdated data. In addition, the quantitative model may be or become flawed, and factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Tracking Error Risk. Although the Fund attempts to track the performance of the Underlying Index, the Fund may not be able to duplicate its exact composition or return due to, among other things, fees and expenses paid by the Fund that are not reflected in the Underlying Index. If the Fund is small, it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels.

Value Strategy Risk. The Fund’s shareholder yield strategy is a value investment strategy that should be expected to underperform in growth markets.

May Lose Money		rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Not Insured Depository Institution		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at www.cambriafunds.com.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.cambriafunds.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future.
Bar Chart, Heading		rr_BarChartHeading	Total Annual Returns for Calendar Year Ended December 31
Bar Chart, Closing		rr_BarChartClosingTextBlock

As of July 31, 2015, the Fund’s year-to-date total return was 0.35%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 6.05%, for the quarter ended 6/30/2014

Worst: -7.87%, for the quarter ended 9/30/2014

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jul. 31, 2015
Year to Date Return		rr_BarChartYearToDateReturn	0.35%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	6.05%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(7.87%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns for the period ending December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Closing		rr_PerformanceTableClosingTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Cambria Foreign Shareholder Yield ETF | Cambria Foreign Shareholder Yield ETF Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	FYLD
Management Fee:		rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) fees:	[4]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:		rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses:		rr_ExpensesOverAssets	0.59%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 60
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	189
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	329
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 738
2014		rr_AnnualReturn2014	(7.69%)
1 Year		rr_AverageAnnualReturnYear01	(7.69%)
Since Inception		rr_AverageAnnualReturnSinceInception	(4.69%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 02, 2013
Cambria Foreign Shareholder Yield ETF | - Return After Taxes on Distributions | Cambria Foreign Shareholder Yield ETF Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(8.91%)
Since Inception		rr_AverageAnnualReturnSinceInception	(5.87%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 02, 2013
Cambria Foreign Shareholder Yield ETF | - Return After Taxes on Distributions and Sale of Fund Shares | Cambria Foreign Shareholder Yield ETF Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(3.64%)
Since Inception		rr_AverageAnnualReturnSinceInception	(3.68%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 02, 2013
Cambria Foreign Shareholder Yield ETF | Cambria Foreign Shareholder Yield Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(7.90%)
Since Inception		rr_AverageAnnualReturnSinceInception	(5.29%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 02, 2013
Cambria Foreign Shareholder Yield ETF | MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(4.49%)
Since Inception		rr_AverageAnnualReturnSinceInception	(2.81%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 02, 2013
Cambria Emerging Shareholder Yield ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	FUND SUMMARY Cambria Emerging Shareholder Yield ETF
Investment objective:		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective		rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Emerging Shareholder Yield Index (the “Underlying Index”).

Fees and expenses of the fund:		rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.

Annual fund operating expenses, heading		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Expense Exchange Traded Fund Commissions		rr_ExpenseExchangeTradedFundCommissions	You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.
Other Expenses, New Fund, Based on Estimates		rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates		rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Example, heading		rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Underlying Index and in depositary receipts representing components of the Underlying Index. The Underlying Index is comprised of equity securities of issuers in emerging foreign markets. The Underlying Index considers an issuer to be in an emerging foreign market if it is domiciled or listed and traded in any of the following countries: Brazil, Czech Republic, Greece, Hong Kong, India, Indonesia, Malaysia, Poland, Russia, Thailand, Turkey, or a market with similar characteristics as the aforementioned. The Underlying Index provider will update the list of emerging foreign markets annually.

An issuer must have a high ranking across a composite of the following characteristics to be eligible for inclusion in the Underlying Index:

1. Strong cash flows;

2. Payment of dividends to shareholders;

3. Net stock buybacks; and

4. Net debt paydown.

Each of these characteristics will be measured on a one-month to 12-month basis by the Underlying Index methodology, and no single measurement will be dispositive. Pursuant to the methodology of the Underlying Index, the 100 issuers that have exhibited, in the aggregate, the strongest cash flows, the highest dividends paid to shareholders, and net stock buybacks and debt paydown will included in the Underlying Index. Although securities in the Underlying Index may be denominated in either the U.S. dollar or other currencies and may include securities of companies in any industry and of any market capitalization, the Underlying Index is weighted based only on publicly available data and includes screens to limit its country, sector and industry concentration to seek to ensure its liquidity and investability. Other screens also will exclude as components any foreign issuers whose securities are highly restricted or illegal for U.S. persons to own, including due to the imposition of sanctions by the U.S. Government.

The Fund may invest up to 20% of its net assets in instruments not included in the Underlying Index, but which Cambria Investment Management, L.P. (“Cambria”), the Fund’s investment adviser, believes will help the Fund track the Underlying Index. For example, there may be instances in which Cambria may choose to purchase or sell securities not in the Underlying Index which Cambria believes are appropriate to substitute for one or more such securities.

The Fund employs a “passive management”--or indexing-- investment approach and seeks to track the performance of the Underlying Index. To track the performance of the Underlying Index, the Fund intends to employ a replication strategy, which means that the Fund will typically invest in substantially all of the components of the Underlying Index in approximately the same proportions as the Underlying Index.

The Underlying Index was developed by Cambria Indices, LLC, an affiliate of Cambria, and is calculated by Solactive, AG (formerly known as Structured Solutions, AG), which is not affiliated with the Fund or Cambria. The Underlying Index is rebalanced and reconstituted quarterly. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

Risk, Heading		rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative		rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Concentration Risk. To the extent the Underlying Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries. As a result, the Fund may be susceptible to loss due to adverse occurrences affecting that industry. The Underlying Index is expected to have significant exposure to the financial services, information technology, and materials sectors.

Financial Services Sector Risk. Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Information Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Materials Sector Risk. The materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may adversely affect the Fund.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. Securities of emerging market issuers may become illiquid and be subject to volatility and high transaction costs.

Equity Investing Risk. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Returns on investments in foreign issuers could be more volatile than, or trail the returns on, investments in U.S. issuers. Investments in or exposures to foreign investments entail special risks, including due to differences in information available about foreign issuers; differences in investor protection standards; capital controls risks, including the risk of a jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. Foreign investments are subject to fluctuations in currency exchange rates and may be subject to foreign withholding and other taxes.

International Closed-Market Trading Risk: Because the Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Underlying Index. As a result, the Fund expects to hold components of the Underlying Index regardless of their current or projected performance. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. The Shares may trade above or below their net asset value, or NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.

Quantitative Security Selection Risk. The Underlying Index’s use of quantitative techniques to determine whether securities should be included in the Underlying Index can be adversely affected if it relies on erroneous or outdated data. In addition, the quantitative model may be or become flawed, and factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Russia Risk. As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and entities. Additional broader sanctions may be imposed in the future. These sanctions may result in the decline of the value and liquidity of Russian securities and could also result in the immediate freeze of Russian securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. The Fund may seek to suspend redemptions in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Tracking Error Risk. Although the Fund attempts to track the performance of the Underlying Index, the Fund may not be able to duplicate its exact composition or return due to, among other things, fees and expenses paid by the Fund that are not reflected in the Underlying Index. If the Fund is small, it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels.

Value Strategy Risk. The Fund’s shareholder yield strategy is a value investment strategy that should be expected to underperform in growth markets.

May Lose Money		rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Not Insured Depository Institution		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The Fund had not yet commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.cambriafunds.com.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance, One Year or Less		rr_PerformanceOneYearOrLess	The Fund had not yet commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.cambriafunds.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Cambria Emerging Shareholder Yield ETF | Cambria Emerging Shareholder Yield ETF Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	EYLD
Management Fee:		rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) fees:	[5]	rr_DistributionAndService12b1FeesOverAssets	none
Custodial Expenses:		rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses:	[6]	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses:		rr_ExpensesOverAssets	0.69%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 70
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	$ 221
Cambria Sovereign High Yield Bond ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	FUND SUMMARY Cambria Sovereign High Yield Bond ETF
Investment objective:		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective		rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation from investments in securities and instruments that provide exposure to sovereign and quasi-sovereign bonds.
Fees and expenses of the fund:		rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.

Annual fund operating expenses, heading		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Expense Exchange Traded Fund Commissions		rr_ExpenseExchangeTradedFundCommissions	You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.
Other Expenses, New Fund, Based on Estimates		rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Example, heading		rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus borrowings for investment purposes) will be invested in sovereign and quasi-sovereign high yield bonds (commonly known as “junk bonds”). For the purposes of this policy, sovereign and quasi-sovereign high yield bonds include such securities and instruments that provide exposure to such securities, including exchange-traded products (“ETPs”), exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) that invest in or have exposure to such bonds. The Fund will invest in emerging and developed countries, including countries located in the G-20 and other countries. Potential countries include, but are not limited to, Argentina, Australia, Brazil, Canada, Chile, China, Colombia, members of the European Union, Hong Kong, India, Israel, Indonesia, Japan, Malaysia, Mexico, New Zealand, Norway, Peru, the Philippines, Russia, Saudi Arabia, Singapore, South Africa, South Korea, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and the United States.

Sovereign bonds include debt securities issued by a national government, instrument or political sub-division. Quasi-sovereign bonds include debt securities issued by a supra-national government or a state-owned enterprise or agency. High yield bonds are those that, are rated below investment grade by Moody’s Investors Service, Standard & Poors or Fitch Ratings, or are determined by Cambria Investment Management, L.P. (“Cambria”), the Fund’s investment adviser, to be of such credit quality. The sovereign and quasi-sovereign bonds that the Fund invests in may be denominated in local and foreign currencies. The Fund may invest in securities of any duration or maturity.

The Fund may invest up to 20% of its net assets in ETPs, including ETFs and ETNs, that invest in or provide exposure to sovereign and quasi-sovereign bonds, money market instruments or other high quality debt securities, cash or cash equivalents.

Cambria utilizes a quantitative model to select sovereign and quasi-sovereign bond exposures for the Fund. The model reviews various characteristics of potential investments, with yield as the largest determinant. By considering together the various characteristics of potential investments, the model identifies potential allocations for the Fund, as well as opportune times to make such allocations. Screens exclude foreign issuers whose securities are highly restricted or illegal for U.S. persons to own, including due to the imposition of sanctions by the U.S. Government.

Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to rebalance to target allocations at least quarterly. As a result, the Fund may experience high portfolio turnover.

The Fund is non-diversified.

Risk, Heading		rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative		rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. Securities of emerging market issuers may become illiquid and be subject to volatility and high transaction costs.

Exchange-Traded Funds and Exchange-Traded Products and Investment Companies Risk. The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Exchange-Traded Notes Risk. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to pay. In addition, as with investments in other ETPs, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.

Fixed Income Risk. A decline in an issuer's credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” (or repay) the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. As of the date of this Prospectus, interest rates are at or near historic lows, but may rise substantially and/or rapidly, potentially resulting in significant losses to the Fund.

Foreign Investment Risk. Returns on investments in foreign issuers could be more volatile than, or trail the returns on, investments in U.S. issuers. Investments in or exposures to foreign investments entail special risks, including due to differences in information available about foreign issuers; differences in investor protection standards; capital controls risks, including the risk of a jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. Foreign investments are subject to fluctuations in currency exchange rates and may be subject to foreign withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

International Closed-Market Trading Risk: Because the Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares they could be worth less than what you paid for them.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Portfolio Turnover Risk. The Fund’s strategy may result in high portfolio turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk. The Shares may trade above or below their net asset value, or NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. In addition, the quantitative model may be or become flawed, and factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Sovereign Debt Securities Risk. Investments in sovereign and quasi-sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts. These risks increase for lower-rated and high yield debt securities, as discussed in this Prospectus.

May Lose Money		rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk, Nondiversified		rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.
Not Insured Depository Institution		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The Fund had not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.cambriafunds.com.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance, One Year or Less		rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.cambriafunds.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Cambria Sovereign High Yield Bond ETF | Cambria Sovereign High Yield Bond ETF Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	SOVB
Management Fee:		rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) fees:	[7]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	[8]	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses:		rr_ExpensesOverAssets	0.59%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 60
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	$ 189
Cambria Global Value ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	FUND SUMMARY Cambria Global Value ETF
Investment objective:		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective		rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Global Value Index (the “Underlying Index”).

Fees and expenses of the fund:		rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.

Annual fund operating expenses, heading		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2015, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	25.00%
Expense Exchange Traded Fund Commissions		rr_ExpenseExchangeTradedFundCommissions	You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.
Example, heading		rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Underlying Index. The Underlying Index is comprised of equity securities of issuers located in developed and emerging countries, as well as exchange-traded funds composed of issuers located in such countries.

To be eligible for inclusion in the Underlying Index, an issuer must be domiciled, trade in or have exposure to a market that is undervalued, according to various valuation metrics including the cyclically adjusted price-to-earnings ratio, commonly known as the “CAPE Shiller P/E ratio.” These valuation metrics are derived by dividing the current market value of a reference index or asset by an inflation-adjusted normalized factor (typically earnings, book value, dividends, cash flows or sales) over the past seven to 10 years. The Underlying Index uses systematic quantitative screens to attempt to avoid overvalued markets on both a relative and absolute level. Although securities in the Underlying Index may be denominated in either the U.S. dollar or other currencies and may include securities of companies in any industry and may be of any market capitalization, the Underlying Index is weighted based only on publicly available data and includes screens to limit its country, sector and industry concentration to seek to ensure its liquidity and investability. Other screens also will exclude as components any foreign issuers whose securities are highly restricted or illegal for U.S. persons to own, including due to the imposition of sanctions by the U.S. Government. At least 40% of the Underlying Index is expected to be composed of securities of issuers located in at least three countries (including the United States).

The Fund employs a “passive management”--or indexing-- investment approach and seeks to track the performance of the Underlying Index. To track the performance of the Underlying Index, the Fund intends to employ a replication strategy, which means that the Fund will typically invest in substantially all of the components of the Underlying Index in approximately the same weights as they appear in the Underlying Index.

The Fund may invest up to 20% of its net assets in instruments not included in the Underlying Index, but which Cambria Investment Management, L.P. (“Cambria”), the Fund’s investment adviser believes will help the Fund track the Underlying Index. For example, there may be instances in which Cambria may choose to purchase or sell securities not in the Underlying Index which Cambria believes are appropriate to substitute for one or more such securities.

The Underlying Index was developed by Cambria Indices, LLC (the “Index Provider”), an affiliate of Cambria, and is calculated by Solactive, AG (formerly known as Structured Solutions, AG), which is not affiliated with the Fund or Cambria. The Index Provider rebalances and reconstitutes the Underlying Index yearly. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

Risk, Heading		rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative		rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular industry or group of industries, the Fund may be susceptible to loss due to adverse occurrences affecting that industry or group of industries. As of July 31, 2015, the Underlying Index was concentrated in the financial services sector and had significant exposure to the materials sector.

Financial Services Sector Risk. Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Issuers in the materials sector may be liable for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may adversely affect the Fund.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. Securities of emerging market issuers may become illiquid and be subject to volatility and high transaction costs.

Equity Investing Risk. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Investment Companies Risk. The risks of investing in securities of ETFs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF or investment company invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Foreign Investment Risk. Returns on investments in foreign issuers could be more volatile than, or trail the returns on, investments in U.S. issuers. Investments in or exposures to foreign investments entail special risks, including due to differences in information available about foreign issuers; differences in investor protection standards; capital controls risks, including the risk of a jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. Foreign investments are subject to fluctuations in currency exchange rates and may be subject to foreign withholding and other taxes.

International Closed-Market Trading Risk: Because the Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Greece Risk. The Fund tracks an index, a portion of which is currently comprised of the securities of Greek issuers, and the Fund therefore currently invests a portion of its total assets in Greek issuers. Recent geopolitical events in the European Union, and specifically in Greece, have destabilized Greece. The duration and outcome of the current situation cannot be predicted, and it is possible that Greece may exit the European Monetary Union, which would likely result in the redenomination and devaluation of the Greek currency and increase the potential for Greece to default on its other outstanding debts.

Events in Greece may adversely affect the value and liquidity of the Fund’s investments in Greek issuers. For example, capital controls may restrict the Fund’s ability to sell Greek securities and reinvest the proceeds.

If the Athens Stock Exchange closes, current market quotations for the securities of Greek issuers normally traded there will not be available and the Fund will fair value any such securities in its portfolio. As a result, the market price of the Fund’s shares may significantly deviate from the Fund’s NAV. In addition, the unavailability of current market quotations from the Athens Stock Exchange may affect: the calculation of the value of the Underlying Index and the calculation of the Fund’s Intraday Indicative Value. As a result, the Fund’s NAV may experience increased tracking error with respect to the Underlying Index.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares they could be worth less than what you paid for them.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Underlying Index. As a result, the Fund expects to hold components of the Underlying Index regardless of their current or projected performance. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. The Shares may trade above or below their net asset value, or NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.

Quantitative Security Selection Risk. The Underlying Index’s use of quantitative techniques to determine whether securities should be included in the Underlying Index can be adversely affected if it relies on erroneous or outdated data. In addition, the quantitative model may be or become flawed, and factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Russia Risk. As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and entities. Additional broader sanctions may be imposed in the future. These sanctions may result in the decline of the value and liquidity of Russian securities and could also result in the immediate freeze of Russian securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. The Fund may seek to suspend redemptions in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Tracking Error Risk. Although the Fund attempts to track the performance of the Underlying Index, the Fund may not be able to duplicate its exact composition or return due to, among other things, fees and expenses paid by the Fund that are not reflected in the Underlying Index. If the Fund is small, it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels.

Value Investment Risk. Value investments are subject to the risk that their intrinsic value may never be realized by the market. Value investments tend to underperform in growth markets.

May Lose Money		rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Not Insured Depository Institution		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative		rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not provided because the Fund did not have a full calendar year of performance as of the date of this Prospectus. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.cambriafunds.com.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance, One Year or Less		rr_PerformanceOneYearOrLess	Performance information for the Fund is not provided because the Fund did not have a full calendar year of performance as of the date of this Prospectus.
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.cambriafunds.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Cambria Global Value ETF | Cambria Global Value ETF Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	GVAL
Management Fee:		rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) fees:	[9]	rr_DistributionAndService12b1FeesOverAssets	none
Custodial Expenses:		rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses:		rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses:		rr_ExpensesOverAssets	0.69%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 70
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	221
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	384
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 859
Cambria Global Momentum ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	FUND SUMMARY Cambria Global Momentum ETF
Investment objective:		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective		rr_ObjectivePrimaryTextBlock

Cambria Global Momentum ETF (the “Fund”) seeks to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction.

Fees and expenses of the fund:		rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.

Annual fund operating expenses, heading		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from November 3, 2014 to April 30, 2015, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	16.00%
Expense Exchange Traded Fund Commissions		rr_ExpenseExchangeTradedFundCommissions	You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.
Other Expenses, New Fund, Based on Estimates		rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates		rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Example, heading		rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative		rr_StrategyNarrativeTextBlock

The Fund is considered a “fund of funds” that seeks to achieve its investment objective by primarily investing in other exchange-traded funds (the “ETFs”) and other exchange traded products (“ETPs”) including, but not limited to, exchange-traded notes (“ETNs”), exchange traded currency trusts, closed-end funds, and real estate investment trusts (together, “Underlying Vehicles”) that offer diversified exposure, including inverse exposure, to global regions (including emerging markets), countries, styles (i.e., market capitalization, value, growth, etc.) and sectors. The Fund will invest in Underlying Vehicles spanning all the major world asset and instrument classes including equities, bonds (including high yield bonds, which are commonly referred to as “junk bonds”), real estate, derivatives, commodities, and currencies.

The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria”) will actively manage the Fund’s portfolio utilizing a quantitative strategy with risk management controls in an attempt to protect capital. Cambria’s model combines momentum and trend factors to select Underlying Vehicles for the Fund. Quantitative screens exclude foreign issuers whose securities are highly restricted or illegal for U.S. persons to own, including due to the imposition of sanctions by the U.S. Government. The Fund looks to allocate to the top-performing assets based on absolute and relative momentum, typically measured over periods of less than two years.

Through Underlying Vehicles, the Fund may have exposure to companies in any industry and of any market capitalization. In addition to Underlying Vehicles, the Fund may invest up to 20% of its net assets in directly in other securities and financial instruments, including futures, cash and cash equivalents. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in securities of issuers located in at least three different countries (including the United States).

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to rebalance to target allocations monthly. As a result, the Fund may experience high portfolio turnover.

• ETFs are registered investment companies whose shares are exchange-traded and give investors a proportional interest in the pool of securities and other assets held by the ETF.

• ETPs are exchange-traded equity securities whose value derives from an underlying asset or portfolio of assets, which may correlate to a benchmark, such as a commodity, currency, interest rate or index. ETFs are one type of ETP.

• ETNs are unsecured and unsubordinated debt securities whose value derives, in part, from an underlying asset or benchmark and, in part, from the credit quality of the issuer.

Risk, Heading		rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative		rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below, which includes risks the Fund may be subject to due to investments in Underlying Vehicles. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Commodity Investing Risk. Investing in commodity-related companies may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Fund’s holdings.

Currency Strategies Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates may affect the U.S. Dollar value of the Fund’s investments.

Derivatives Risk. Derivatives, such as futures, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. Securities of emerging market issuers may become illiquid and be subject to volatility and high transaction costs.

Equity Investing Risk. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Exchange-Traded Products and Investment Companies Risk. The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Exchange-Traded Notes Risk. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to pay. In addition, as with investments in other ETPs, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.

Fixed Income Risk. A decline in an issuer's credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” (or repay) the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. As of the date of this Prospectus, interest rates are at or near historic lows, but may rise substantially and/or rapidly, potentially resulting in significant losses to the Fund.

Foreign Investment Risk. Returns on investments in foreign issuers could be more volatile than, or trail the returns on, investments in U.S. issuers. Investments in or exposures to foreign investments entail special risks, including due to differences in information available about foreign issuers; differences in investor protection standards; capital controls risks, including the risk of a jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. Foreign investments are subject to fluctuations in currency exchange rates and may be subject to foreign withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

International Closed-Market Trading Risk: Because the Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares of the Fund, they could be worth less than what you paid for them.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Leveraging Risk. Certain of Fund’s investments may expose the Fund to leverage, causing the Fund’s value to be more volatile.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Momentum Investing Risk. The Fund employs a “momentum” style of investing that emphasizes investing in securities that have had higher recent price performance compared to other securities. This style of investing is subject to the risk that these securities may be more volatile than a broad cross-section of securities or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. High momentum may also be a sign that the securities’ prices have peaked. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Portfolio Turnover Risk. The Fund’s or an Underlying Vehicle’s strategy may result in high portfolio turnover rates, which may increase the Fund’s or an Underlying Vehicle’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk. The Shares may trade above or below their net asset value, or NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. In addition, the quantitative model may be or become flawed, and factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Real Estate Investments Risk. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REIT Risk. In addition to the risks associated with the real estate industry, REITs are subject to additional risks, including those related to adverse governmental actions and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Underlying Vehicle Counterparty and Leverage Risk. Through its investments in Underlying Vehicles the Fund may be indirectly exposed to additional risks. For example, if an Underlying Vehicle contracts with a counterparty, the Fund indirectly bears the risk that the counterparty fails to honor its obligations, causing the Underlying Vehicle, and therefore the Fund, to lose money and decline in value. Derivatives used by Underlying Vehicles may include leverage, allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Use of leverage is speculative and could magnify losses. Although certain Underlying Vehicles may segregate liquid assets to cover the market value of its obligations under the derivatives, this will not prevent losses of amounts in excess of the segregated assets. Other Underlying Vehicles may not employ any risk management procedures at all, leading to even greater losses. Due to the Fund’s investments in Underlying Vehicles, the value of the Fund’s Shares may be volatile.

May Lose Money		rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Not Insured Depository Institution		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative		rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not provided because the Fund did not have a full calendar year of performance as of the date of this Prospectus. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.cambriafunds.com.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance, One Year or Less		rr_PerformanceOneYearOrLess	Performance information for the Fund is not provided because the Fund did not have a full calendar year of performance as of the date of this Prospectus.
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.cambriafunds.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Cambria Global Momentum ETF | Cambria Global Momentum ETF Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	GMOM
Management Fee:		rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) fees:	[10]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	[11]	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses:	[11]	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses:		rr_ExpensesOverAssets	0.95%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 97
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	$ 303
Cambria Value and Momentum ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	FUND SUMMARY Cambria Value and Momentum ETF
Investment objective:		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective		rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation from investments in the U.S. equity market.
Fees and expenses of the fund:		rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.

Annual fund operating expenses, heading		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Expense Exchange Traded Fund Commissions		rr_ExpenseExchangeTradedFundCommissions	You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.
Other Expenses, New Fund, Based on Estimates		rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates		rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Example, heading		rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative		rr_StrategyNarrativeTextBlock

The Fund will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of the value of the Fund’s net assets in U.S. exchange-listed equity securities that are undervalued according to various valuation metrics, including the cyclically adjusted price-to-earnings ratio, commonly known as the “CAPE Shiller P/E ratio.” For the purposes of this policy, the Fund may invest in investments that provide exposure to such securities. These valuation metrics are derived by dividing the current market value of a reference index or asset by an inflation-adjusted normalized factor (typically earnings, book value, dividends, cash flows or sales) over the past seven to ten years. The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria”), intends to employ systematic quantitative strategies in an effort to avoid overvalued and downtrending markets.

In attempting to avoid overvalued and downtrending markets, the Fund may hedge up to 100% of the value of the Fund's long portfolio. The Fund may use derivatives, including U.S. exchange-traded stock index futures or options thereon, to attempt to effectuate such hedging during times when Cambria believes that the U.S. equity market is overvalued from a valuation standpoint, or Cambria's models identify unfavorable trends and momentum in the U.S. equity market. During certain periods, including to collateralize the Fund's investments in futures contracts, the Fund may invest up to 20% of the value of its net assets in U.S. dollar and non-U.S. dollar denominated money market instruments or other high quality debt securities, or ETFs that invest in these instruments.

The Fund may invest in securities of companies in any industry, but will limit the maximum allocation to any particular sector to 25%. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may also invest in small- and mid-capitalization companies. Filters will be implemented to screen for companies that pass sector concentration and liquidity requirements. Screens also will exclude foreign issuers whose securities are highly restricted or illegal for U.S. persons to own, including due to the imposition of sanctions by the U.S. Government.

Cambria will utilize a quantitative model that combines value and momentum factors to identify which securities the Fund may purchase and sell and opportune times for purchases and sales. The Fund will look to allocate to the top performing value stocks based on value factors as well as absolute and relative momentum.

The Fund may invest in U.S. exchange-listed preferred stocks. Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. The Fund may also invest in U.S. exchange-listed real estate investment trusts (“REITs”) and engage in short sales of securities.

Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to rebalance to target allocations monthly. As a result, the Fund may experience high portfolio turnover.

Risk, Heading		rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative		rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Derivatives Risk. Derivatives, such as futures and options, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include that the transactions may result in losses that partially or completely offset gains in portfolio positions and that the derivative transaction may not be liquid.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may adversely affect the Fund.

Equity Investing Risk. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or investment company invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Futures Contracts Risk. Risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of index futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. Investments in futures may expose the Fund to leverage.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Leveraging Risk. Certain of Fund’s investments may expose the Fund to leverage, causing the Fund’s value to be more volatile.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Momentum Investing Risk. The Fund employs a “momentum” style of investing that emphasizes investing in securities that have had higher recent price performance compared to other securities. This style of investing is subject to the risk that these securities may be more volatile than a broad cross-section of securities or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. High momentum may also be a sign that the securities’ prices have peaked. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of the underlying securities. Options may expire unexercised, causing the Fund to lose the premium paid for them.

Portfolio Turnover Risk. The Fund’s strategy may result in high portfolio turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk. The Shares may trade above or below their net asset value, or NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. In addition, the quantitative model may be or become flawed, and factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Real Estate Investments Risk. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REIT Risk. In addition to the risks associated with the real estate industry, REITs are subject to additional risks, including those related to adverse governmental actions and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Short Sale Risk. If a security is sold short and subsequently has to be bought back at a higher price, the Fund will realize a loss on the transaction. The amount of loss on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may increase the Fund’s exposure to the market, and may increase losses and the volatility of returns.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Value Investment Risk. Value investments are subject to the risk that their intrinsic value may never be realized by the market. Value investments tend to underperform in growth markets.

May Lose Money		rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Not Insured Depository Institution		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The Fund had not yet commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.cambriafunds.com.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance, One Year or Less		rr_PerformanceOneYearOrLess	The Fund had not yet commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.cambriafunds.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Cambria Value and Momentum ETF | Cambria Value and Momentum ETF Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	VAMO
Management Fee:		rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) fees:	[12]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	[13]	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses:	[13]	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses:		rr_ExpensesOverAssets	0.59%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 60
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	$ 189
Cambria Global Asset Allocation ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	FUND SUMMARY Cambria Global Asset Allocation ETF
Investment objective:		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective		rr_ObjectivePrimaryTextBlock

The Fund seeks to track the performance, before fees and expenses, of the Cambria Global Asset Allocation Index (“Underlying Index”). The Underlying Index is based on a proprietary algorithm of Cambria Indices, LLC (the “Index Provider”) and is designed to model absolute positive returns with reduced volatility, and manageable risk and drawdowns, by identifying an investable portfolio of exchange-traded vehicles that provides exposure to equity and fixed income securities, real estate, commodities and currencies.

Fees and expenses of the fund:		rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.

Annual fund operating expenses, heading		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from December 9, 2014 to April 30, 2015, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	4.00%
Expense Exchange Traded Fund Commissions		rr_ExpenseExchangeTradedFundCommissions	You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.
Other Expenses, New Fund, Based on Estimates		rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates		rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Example, heading		rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its total assets in the components of the Underlying Index and in depositary receipts representing components of the Underlying Index. The Underlying Index is designed to provide diversified exposure, including inverse exposure, to all of the major world asset classes in the various regions, countries and sectors around the globe.

At each rebalance date, the Underlying Index identifies a group of exchange-traded vehicles (“ETVs”) that provide exposures of approximately 40% to equity securities, 40% to fixed income securities and 20% to other asset classes, such as commodities and currencies. The Underlying Index uses a proprietary algorithm to select ETVs and other instruments based on the exposure they provide to various investment factors, such as value, momentum and trend investing.

At each rebalance date, approximately 40% of the Underlying Index, and under normal market conditions 40% of the Fund’s total assets, will be exposed to long or short positions in foreign companies’ equity or debt securities or foreign currencies. The Underlying Index defines foreign companies as those domiciled or listed and traded outside of the U.S. The Underlying Index defines equity exposures to include ETVs that track the performance of stock indices, closed-end funds, real estate investment trusts (“REITs”), exchange-traded currency trusts, common stock, preferred stock and convertible securities of issuers of any market capitalization. The Underlying Index defines fixed income exposures to include ETVs that track the performance of fixed income indices, exchange-traded notes, securities issued by the U.S. Government and its agencies, sovereign debt and corporate bonds of any credit quality, including high yield (or “junk”) bonds. The Underlying Index defines commodity and currency exposures to include ETVs that track the performance of commodity and currency indices.

The Fund expects to employ a replication strategy in seeking to track the performance of the Underlying Index. This means that the Fund will typically seek to invest in substantially all of the components of the Underlying Index in approximately the same weights as they appear in the Underlying Index. If the Fund is unable to fully replicate the Underlying Index, it will use a representative sampling strategy. When sampling, the Fund may invest up to 20% of its net assets in instruments not included in the Underlying Index, but which Cambria Investment Management, L.P. (“Cambria”), the Fund’s investment adviser, believes will help the Fund track the Underlying Index, including futures, options, swap contracts, cash and cash equivalents, and money market funds.

The Underlying Index was developed by the Index Provider, an affiliate of Cambria, and is calculated by Solactive, AG (formerly known as Structured Solutions, AG), which is not affiliated with the Fund or Cambria. The Underlying Index is rebalanced and reconstituted annually. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular, industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

Risk, Heading		rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative		rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Commodity Investing Risk. Investing in commodity-related companies may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Fund’s holdings.

Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular industry or group of industries, the Fund may be susceptible to loss due to adverse occurrences affecting that industry or group of industries.

Currency Investment Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates may affect the U.S. Dollar value of the Fund’s investments.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk. Derivatives, such as futures, options, and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Investing Risk. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Exchange-Traded Products and Investment Companies Risk. The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower. Through its investments in investment companies, the Fund may be indirectly exposed to derivatives and leverage; allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Use of leverage is speculative and could magnify losses.

Exchange-Traded Notes Risk. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to pay. In addition, as with investments in other ETPs, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.

Fixed Income Risk. A decline in an issuer's credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” (or repay) the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. As of the date of this Prospectus, interest rates are at or near historic lows, but may rise substantially and/or rapidly, potentially resulting in significant losses to the Fund.

Foreign Investment Risk. Returns on investments in foreign issuers could be more volatile than, or trail the returns on, investments in U.S. issuers. Investments in or exposures to foreign investments entail special risks, including due to differences in information available about foreign issuers; differences in investor protection standards; capital controls risks, including the risk of a jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. Foreign investments are subject to fluctuations in currency exchange rates and may be subject to foreign withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

International Closed-Market Trading Risk: Because the Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Leveraging Risk. Certain of Fund’s investments may expose the Fund to leverage, causing the Fund’s value to be more volatile.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Momentum Investing Risk. The Underlying Index may identify securities that have had higher recent price performance compared to other securities. These securities may be more volatile than a broad cross-section of securities. High momentum may also be a sign that the securities’ prices have peaked. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of the underlying securities. Options may expire unexercised, causing the Fund to lose the premium paid for them.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Underlying Index. As a result, the Fund expects to hold components of the Underlying Index regardless of their current or projected performance. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. The Shares may trade above or below their net asset value (or “NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.

Quantitative Security Selection Risk. The Underlying Index’s use of quantitative techniques to determine whether securities should be included in the Underlying Index can be adversely affected if it relies on erroneous or outdated data. In addition, the quantitative model may be or become flawed, and factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Real Estate Investments Risk. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Sovereign Debt Securities Risk. Investments in sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts. These risks increase for lower-rated and high yield debt securities, as discussed in this Prospectus.

Swap Contract Risk. Each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract.

Tracking Error Risk. Although the Fund attempts to track the performance of the Underlying Index, the Fund may not be able to duplicate its exact composition or return due to, among other things, fees and expenses paid by the Fund that are not reflected in the Underlying Index. If the Fund is small, it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels.

Value Investment Risk. Value investments are subject to the risk that their intrinsic value may never be realized by the market. Value investments tend to underperform in growth markets.

May Lose Money		rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Not Insured Depository Institution		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative		rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not provided because the Fund did not have a full calendar year of performance as of the date of this Prospectus. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.cambriafunds.com.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance, One Year or Less		rr_PerformanceOneYearOrLess	Performance information for the Fund is not provided because the Fund did not have a full calendar year of performance as of the date of this Prospectus.
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.cambriafunds.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Cambria Global Asset Allocation ETF | Cambria Global Asset Allocation ETF Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	GAA
Management Fee:		rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees:	[14]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	[15]	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses:	[15]	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses:		rr_ExpensesOverAssets	0.29%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 30
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	$ 93

[1]	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.
[4]	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.
[5]	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.
[6]	Based on estimated amounts for the current fiscal year.
[7]	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.
[8]	Based on estimated amounts for the current fiscal year.
[9]	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.
[10]	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.
[11]	Based on estimated amounts for the current fiscal year.
[12]	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.
[13]	Based on estimated amounts for the current fiscal year.
[14]	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.
[15]	Based on estimated amounts for the current fiscal year.